Taxes (Details) $ in Millions		12 Months Ended
		Sep. 30, 2023 USD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021
Taxes [Line Items]
Tax rate (in Dollars)			$ 2
Percentage of tax rate		8.25%	8.25%
Tax rate	[1]	14.20%	14.20%	11.60%	21.00%
Preferential tax rate period		15.00%	15.00%
Tax rate holiday		$ 1,086,519
Net operating loss carry forward		400,000
Valuation allowance		151,230
Unrecognized tax benefits		1,066,949
Accrued interest
HONG KONG [Member]
Taxes [Line Items]
Tax rate (in Dollars)			$ 2
Percentage of tax rate		16.50%	16.50%
PRC [Member]
Taxes [Line Items]
Tax rate		25.00%	25.00%
Reduced income tax rate		15.00%	15.00%
Deferred Tax [Member]
Taxes [Line Items]
Valuation allowance		$ 162,974		76,368
Xi’an Mofy and Beijing Mofy [Member]
Taxes [Line Items]
Tax rate holiday		$ 0.04		$ 0

[1]	The Company’s subsidiaries, Global Mofy China, Kashi Mofy, Shanghai Mofy, Xi’an Mofy and Beijing Mofy are subject to different favorable tax rates and tax holiday for the years ended September 30, 2023 and 2022. For the years ended September 30, 2023 and 2022, as for the years ended September 30, 2022 is a negative amount, there is not a tax saving, the tax saving as the result of the favorable tax rate and tax holiday amounted to $1,086,519 and $nil, respectively, and per share effect of the favorable tax rate (after stock split and share reorganization) were $0.04 and $0.00, respectively.